Accounts receivable (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade receivables	$ 804,059	$ 1,297,792
Other receivables	161,489	86,523
Accounts receivable, gross	965,548	1,384,315
Allowance for doubtful accounts	0	0
Accounts receivable, net	$ 965,548	$ 1,384,315